Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
12.	Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Customer relationships	83,588	134,500	20,613
Purchased software	140	319	49
Technology	—	2,900	444
Less: Accumulated amortization	(16,910)	(25,729)	(3,943)

Total intangible assets, net	66,818	111,990	17,163

The Company recorded amortization expenses of RMB9,021, RMB10,632 and RMB13,749 (US$2,017) primarily as cost of revenues, and RMB804, RMB923 and RMB53 (US$8) of impairment charges as general and administrative expenses for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, estimated amortization expenses of the existing intangible assets for each of the next five years are RMB18,148, RMB17,989, RMB17,468, RMB17,286 and RMB16,086, respectively.
In 2020, the Company entered into non-monetary transactions to exchange its customer relationships with other on-demand delivery service providers. The Company accounted for these non-monetary exchanges based on fair value of assets received, which was determined using an income approach. The significant inputs used in the fair value assessment were revenue growth rates, gross margin, weighted-average cost of capital and economic useful life of the customer relationships.